Income Taxes - Net deferred tax assets and liabilities (Details)	Dec. 31, 2021 USD ($)
Deferred tax assets
Start-up costs	$ 1,884
Net operating loss	504
Total deferred tax assets	2,388
Valuation allowance for deferred tax assets	(2,388)
Operating loss carryovers	$ 2,400